PORTFOLIO OF INVESTMENTS – as of June 30, 2019 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 97.5% of Net Assets

	Australia – 2.4%
$7,000,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)(a)	$5,161,417
20,080,000	Queensland Treasury Corp., Series 20, 6.250%, 2/21/2020, (AUD)(a)	14,559,646

		19,721,063

	Belgium – 0.7%
4,345,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.700%, 2/01/2036(a)	4,766,336
1,150,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029	1,305,487

		6,071,823

	Bermuda – 0.1%
585,000	Bacardi Ltd., 5.300%, 5/15/2048, 144A	615,704

	Brazil – 1.2%
3,525,000	Brazilian Government International Bond, 4.625%, 1/13/2028	3,697,725
3,045,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	3,284,824
530,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	587,775
1,780,000	Republic of Brazil, 2.875%, 4/01/2021, (EUR)	2,114,262

		9,684,586

	Canada – 1.9%
398,563	BMW Canada Auto Trust, Series 2017-1A, Class A2, 1.677%, 5/20/2020, 144A, (CAD)(a)	304,196
8,700,000	Canadian Government Bond, 2.000%, 6/01/2028, (CAD)(a)	6,944,720
1,865,000	CPPIB Capital, Inc., EMTN, 0.875%, 2/06/2029, (EUR)	2,250,750
1,655,000	Export Development Canada, 1.800%, 9/01/2022, (CAD)(a)	1,270,402
2,585,000	Fairstone Financial Issuance Trust, Series 2019-1A, Class A, 3.948%, 3/21/2033, 144A, (CAD)	1,994,391
642,356	Ford Auto Securitization Trust, Series 2017-R5A, Class A2, 2.082%, 11/15/2021, 144A, (CAD)(a)	490,305
750,000	Ford Auto Securitization Trust, Series 2019-AA, Class A3, 2.552%, 9/15/2024, 144A, (CAD)	577,080
179,101	GMF Canada Leasing Trust, Series 2017-1A, Class A2, 2.263%, 9/21/2020, 144A, (CAD)(a)	136,786
925,000	Proviance of Ontario Canada, EMTN, 0.875%, 1/21/2025, (EUR)	1,110,530
1,260,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(a)	1,096,413

		16,175,573

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Chile – 0.5%
$2,840,000,000	Bonos de la Tesoreria de la Republica de Chile, 4.000%, 3/01/2023, 144A, (CLP)(a)	$4,381,232

	China – 0.6%
18,000,000	China Government Bond, Series 1827, 3.250%, 11/22/2028, (CNY)	2,619,635
17,000,000	China Government Bond, Series 1904, 3.190%, 4/11/2024, (CNY)	2,489,050

		5,108,685

	Colombia – 0.9%
21,742,600,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(a)	7,493,913

	Denmark – 1.2%
1,255,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	1,356,489
47,170,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(a)	8,268,157

		9,624,646

	Finland – 0.2%
2,015,000	Nokia Oyj, 4.375%, 6/12/2027	2,067,894

	France – 2.7%
1,435,000	AXA S.A., EMTN, (fixed rate to 1/16/2034, variable rate thereafter), 5.625%, 1/16/2054, (GBP)(a)	2,120,430
1,840,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A(a)	1,929,320
8,505,000	France Government Bond OAT, 0.500%, 5/25/2026, (EUR)(a)	10,217,567
1,315,000	France Government Bond OAT, 4.500%, 4/25/2041, (EUR)(a)	2,682,820
3,280,000	French Republic Government Bond OAT, 3.250%, 5/25/2045, (EUR)(a)	5,900,516

		22,850,653

	Germany – 6.9%
3,060,000	Bundesrepublik Deutschland Bundesanleihe, 0.000%, 8/15/2026, (EUR)	3,614,880
6,880,000	Bundesrepublik Deutschland Bundesanleihe, 0.250%, 2/15/2027, (EUR)(a)	8,279,266
4,940,000	Bundesrepublik Deutschland Bundesanleihe, 0.500%, 2/15/2025, (EUR)(a)	5,981,499
1,395,000	Bundesrepublik Deutschland Bundesanleihe, 0.500%, 2/15/2026, (EUR)	1,701,100
20,815,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 8/15/2025, (EUR)(a)	26,039,874
1,830,000	Bundesrepublik Deutschland Bundesanleihe, 2.500%, 8/15/2046, (EUR)(a)	3,322,008

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Germany – continued
$7,845,000	Kreditanstalt fuer Wiederaufbau, 0.250%, 9/15/2025, (EUR)(a)	$9,241,477

		58,180,104

	Hong Kong – 0.4%
3,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A	3,488,259

	Hungary – 0.3%
2,280,000	Hungary Government International Bond, 1.750%, 10/10/2027, (EUR)	2,838,884

	Indonesia – 1.0%
112,325,000,000	Indonesia Government International Bond, 8.250%, 7/15/2021, (IDR)	8,126,378

	Ireland – 1.2%
3,645,000	AIB Group PLC, 4.750%, 10/12/2023, 144A	3,831,922
2,630,000	Bank of Ireland Mortgage Bank, EMTN, 0.625%, 3/14/2025, (EUR)(a)	3,120,777
2,495,000	Bank of Ireland Mortgage Bank, EMTN, 3.625%, 10/02/2020, (EUR)(a)	2,979,792

		9,932,491

	Israel – 0.2%
100,000	Teva Pharmaceutical Finance Netherlands II BV, 1.125%, 10/15/2024, (EUR)	93,811
1,615,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,251,625

		1,345,436

	Italy – 4.6%
1,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A(a)	1,897,311
825,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)(a)	1,393,837
650,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	651,766
1,500,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	1,518,063
17,140,000	Italy Buoni Poliennali Del Tesoro, 1.250%, 12/01/2026, (EUR)(a)	19,030,949
850,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	913,750
5,790,000	Republic of Italy, 2.500%, 11/15/2025, (EUR)(a)	6,952,596
3,570,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	3,612,086
350,000	UniCredit SpA, 6.572%, 1/14/2022, 144A	372,070

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

		Italy – continued
$2,400,000		UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	$2,307,624

			38,650,052

		Japan – 11.4%
3,705,000		Development Bank of Japan, Inc., GMTN, 0.875%, 10/10/2025, (EUR)(a)	4,418,810
2,011,422,600	(††)	Japan Government CPI Linked Bond, Series 20, 0.100%, 3/10/2025, (JPY)(a)	19,262,674
87,943,152	(††)	Japan Government CPI Linked Bond, Series 22, 0.100%, 3/10/2027, (JPY)	850,932
679,076,932	(††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(a)	6,575,059
480,200,000		Japan Government Thirty Year Bond, 0.300%, 6/20/2046, (JPY)(a)	4,411,034
572,450,000		Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)(a)	7,053,907
1,495,900,000		Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)(a)	17,781,529
1,083,100,000		Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)(a)	13,963,315
715,100,000		Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)(a)	8,045,878
97,200,000		Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)(a)	1,128,508
1,258,950,000		Japan Government Two Year Bond, 0.100%, 6/01/2021, (JPY)	11,747,125

			95,238,771

		Malaysia – 0.3%
11,785,000		Malaysia Government Bond, 3.795%, 9/30/2022, (MYR)(a)	2,887,323

		Mexico – 0.9%
1,830,000		America Movil SAB de CV, 3.625%, 4/22/2029	1,894,599
381,571	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(a)	1,950,204
1,025,000		Mexichem SAB de CV, 5.875%, 9/17/2044, 144A(a)	1,071,125
2,165,000		Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026, 144A(a)	2,180,718
600,000		Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	604,356

			7,701,002

		Netherlands – 0.5%
1,000,000		ING Groep NV, EMTN, (fixed rate to 9/26/2024, variable rate thereafter), 1.625%, 9/26/2029, (EUR)(a)	1,156,943
1,635,000		Netherlands Government Bond, 2.750%, 1/15/2047, 144A, (EUR)(a)	3,065,243

			4,222,186

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	New Zealand – 0.1%
$1,045,000	New Zealand Government Bond, Series 0423, 5.500%, 4/15/2023, (NZD)(a)	$814,156

	Norway – 0.7%
45,000,000	City of Oslo, Norway, 3.550%, 2/12/2021, (NOK)(a)	5,422,980

	Poland – 0.8%
5,195,000	Poland Government International Bond, Series 0421, 2.000%, 4/25/2021, (PLN)(a)	1,401,557
18,060,000	Republic of Poland Government Bond, Series 0726, 2.500%, 7/25/2026, (PLN)(a)	4,919,185

		6,320,742

	Portugal – 0.1%
1,040,000	EDP Finance BV, 3.625%, 7/15/2024, 144A	1,068,918

	Saudi Arabia – 0.4%
3,585,000	Saudi Arabian Oil Co., 3.500%, 4/16/2029, 144A	3,631,125

	Singapore – 0.2%
2,040,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)(a)	1,525,838

	South Africa – 0.6%
82,065,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(a)	4,987,408

	Spain – 3.0%
3,500,000	Banco Santander S.A., 1.000%, 3/03/2022, (EUR)(a)	4,126,898
800,000	Banco Santander S.A., 4.250%, 4/11/2027(a)	841,737
2,400,000	Banco Santander S.A., 5.179%, 11/19/2025(a)	2,610,936
1,700,000	Banco Santander S.A., EMTN, 0.875%, 9/28/2021, (EUR)(a)	1,988,476
5,165,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)(a)	9,016,652
4,935,000	Spain Government Bond, 5.850%, 1/31/2022, 144A, (EUR)(a)	6,520,229

		25,104,928

	Supranationals – 2.7%
4,315,000	European Financial Stability Facility, EMTN, 0.400%, 2/17/2025, (EUR)	5,103,243
5,840,000	European Investment Bank, 2.375%, 7/06/2023, 144A, (CAD)(a)	4,580,356
2,665,000	Inter-American Development Bank, 4.400%, 1/26/2026, (CAD)(a)	2,343,768
37,000,000,000	International Bank for Reconstruction & Development, EMTN, 8.400%, 10/12/2021, (IDR)(a)	2,697,785

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Supranationals – continued
$67,150,000	Nordic Investment Bank, GMTN, 1.375%, 7/15/2020, (NOK)(a)	$7,861,961

		22,587,113

	Sweden – 0.5%
33,455,000	Sweden Government Bond, Series 1057, 1.500%, 11/13/2023, 144A, (SEK)(a)	3,923,899

	Switzerland – 0.2%
1,105,000	Argentum Netherlands BV for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2026, variable rate thereafter), 3.500%, 10/01/2046, (EUR)(a)	1,444,932

	Thailand – 0.4%
92,175,000	Thailand Government Bond, 2.125%, 12/17/2026, (THB)	3,030,093

	United Arab Emirates – 0.2%
1,460,000	DP World PLC, 2.375%, 9/25/2026, 144A, (EUR)	1,736,866

	United Kingdom – 8.2%
3,120,000	Aviva PLC, (fixed rate to 12/04/2025, variable rate thereafter), 3.375%, 12/04/2045, (EUR)(a)	3,788,574
1,425,000	Barclays PLC, 4.337%, 1/10/2028(a)	1,459,245
1,660,000	Barclays PLC, 4.375%, 1/12/2026(a)	1,717,883
675,000	Barclays PLC, EMTN, (fixed rate to 11/11/2020, variable rate thereafter), 2.625%, 11/11/2025, (EUR)(a)	777,343
4,640,000	British Telecommunications PLC, 4.500%, 12/04/2023	4,969,113
1,535,000	British Telecommunications PLC, 5.125%, 12/04/2028	1,717,401
720,000	Centrica PLC, (fixed rate to 4/10/2021, variable rate thereafter), 3.000%, 4/10/2076, (EUR)	828,900
1,370,000	Channel Link Enterprises Finance PLC, Series A7, (fixed rate to 6/20/2022, variable rate thereafter), 1.761%, 6/30/2050, (EUR)	1,566,797
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,243,696
2,268,000	Co-Operative Bank PLC (The), 4.750%, 11/11/2021, (GBP)(a)	3,054,311
214,679	Eurosail PLC, Series 2007-1X, Class A3C, GBP 3-month LIBOR + 0.160%, 0.949%, 3/13/2045, (GBP)(a)(b)	268,436
123,375	Eurosail PLC, Series 2007-2X, Class A3C, GBP 3-month LIBOR + 0.150%, 0.939%, 3/13/2045, (GBP)(a)(b)	153,148
1,496,513	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 2.971%, 8/25/2060, 144A(a)(b)	1,493,538
110,793	Great Hall Mortgages No. 1 PLC, Series 2006-1, Class A2A, GBP 3-month LIBOR + 0.150%, 0.931%, 6/18/2038, (GBP)(a)(b)	137,824
460,000	HBOS PLC, EMTN, (fixed rate to 3/18/2025, variable rate thereafter), 4.500%, 3/18/2030, (EUR)(a)	593,931

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	United Kingdom – continued
$1,960,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(a)	$3,005,290
2,030,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(c)	2,036,261
745,000	Network Rail Infrastructure Finance PLC, EMTN, 4.750%, 1/22/2024, (GBP)	1,106,363
51,216	Precise Mortgage Funding PLC, Series 2015-1, Class A, GBP 3-month LIBOR + 0.950%, 1.743%, 3/12/2048, (GBP)(a)(b)	65,261
210,620	Residential Mortgage Securities PLC, Series 28, Class A, GBP 3-month LIBOR + 1.150%, 1.936%, 6/15/2046, (GBP)(a)(b)	268,373
167,052	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, GBP 3-month LIBOR + 0.150%, 0.943%, 6/12/2044, (GBP)(b)	199,392
1,660,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024(a)	1,761,683
1,150,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(a)	1,252,407
405,000	Royal Bank of Scotland Group PLC, 6.100%, 6/10/2023(a)	439,682
3,778,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(a)	3,917,207
815,000	Silverstone Master Issuer, Series 2019-1A, Class 1A, 3-month LIBOR + 0.570%, 3.149%, 1/21/2070(a)	815,206
615,000	United Kingdom Gilt, 0.750%, 7/22/2023, (GBP)(a)	785,331
855,000	United Kingdom Gilt, 1.500%, 7/22/2047, (GBP)	1,091,865
11,670,000	United Kingdom Gilt, 1.625%, 10/22/2028, (GBP)(a)	15,863,895
760,000	United Kingdom Gilt, 2.750%, 9/07/2024, (GBP)	1,069,066
4,995,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)(a)	9,076,437
350,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(a)	648,231
1,240,000	United Kingdom Treasury, 4.750%, 3/07/2020, (GBP)	1,618,263

		68,790,353

	United States – 39.3%
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)(a)	2,751,335
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)(a)	3,797,232
2,075,000	Altria Group, Inc., 3.125%, 6/15/2031, (EUR)	2,558,010
3,112,615	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	3,248,543
1,925,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024(a)	1,969,788
145,000	Anadarko Petroleum Corp., 5.550%, 3/15/2026(a)	162,963
235,000	Anadarko Petroleum Corp., 6.600%, 3/15/2046	306,026

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	United States – continued
$2,350,000	AT&T, Inc., 4.350%, 6/15/2045(a)	$2,349,237
1,625,000	AT&T, Inc., 4.500%, 3/09/2048(a)	1,661,423
3,135,000	Bank of America Corp., MTN, (fixed rate to 2/7/2029, variable rate thereafter), 3.974%, 2/07/2030	3,360,412
81,610	Bayview Opportunity Master Fund IIb Trust, Series 2018-RN5, Class A1, 3.820%, 4/28/2033, 144A(c)	81,864
608,446	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	622,513
453,419	Bayview Opportunity Master Fund IVb Trust, Series 2018-RN9, Class A1, 4.213%, 10/29/2033, 144A(c)	457,264
2,455,000	Broadcom, Inc., 4.250%, 4/15/2026, 144A	2,491,519
2,995,000	CBS Corp., 3.700%, 6/01/2028	3,054,406
2,450,000	CCG Receivables Trust, Series 2019-1, Class A2, 2.800%, 9/14/2026, 144A(a)	2,465,772
1,580,848	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A(a)	1,572,469
3,525,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	3,893,863
2,150,000	Cigna Corp., 4.125%, 11/15/2025, 144A(a)	2,289,624
3,060,000	Cigna Corp., 4.375%, 10/15/2028, 144A(a)	3,301,328
1,257,813	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(c)	1,274,427
4,452,200	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059, 144A(c)	4,503,074
1,885,000	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(c)(d)(e)	1,884,999
1,070,000	Citigroup, Inc., 2.750%, 1/24/2024, (GBP)	1,412,099
2,930,000	Citigroup, Inc., 4.090%, 6/09/2025, (CAD)(a)	2,364,920
1,520,000	Citigroup, Inc., 4.400%, 6/10/2025(a)	1,622,213
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A(a)	2,585,851
335,000	Continental Resources, Inc., 3.800%, 6/01/2024	344,443
2,170,000	Continental Resources, Inc., 4.375%, 1/15/2028	2,281,689
600,000,000	Corning, Inc., 0.698%, 8/09/2024, (JPY)(a)	5,570,765
2,242,091	Credit Suisse Mortgage Trust, Series 2018-RPL2, Class A1, 4.030%, 8/25/2062, 144A(c)	2,247,377
3,685,000	CVS Health Corp., 4.100%, 3/25/2025	3,886,533
6,235,000	CVS Health Corp., 4.300%, 3/25/2028	6,574,670

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	United States – continued
$1,285,000	CVS Health Corp., 4.780%, 3/25/2038	$1,340,479
2,504,106	Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.250%, 1/30/2025(a)	2,652,801
604,556	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A(a)	613,158
3,465,000	Diamondback Energy, Inc., 4.750%, 11/01/2024, 144A	3,564,619
2,310,000	Energy Transfer Operating LP, 5.150%, 3/15/2045	2,348,926
855,000	Energy Transfer Operating LP, 5.300%, 4/15/2047	891,820
1,070,000	Federal National Mortgage Association, Series 2017-M13, Class A2, 3.037%, 9/25/2027(a)(c)	1,103,948
4,440,000	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.972%, 11/25/2027(a)(c)	4,572,443
281,340	FHLMC, 3.500%, 1/01/2048	289,654
3,916,909	FHLMC, 4.000%, with various maturities from 2046 to 2048(a)(f)	4,122,238
2,245,779	FHLMC, 4.500%, with various maturities from 2044 to 2048(a)(f)	2,389,991
5,790,000	FHLMC Multifamily Structured Pass Through Certificates, Series K065, Class A2, 3.243%, 4/25/2027(a)	6,126,847
9,616,736	FNMA, 2.500%, 10/01/2046(a)	9,548,770
6,511,188	FNMA, 3.000%, with various maturities from 2046 to 2057(a)(f)	6,581,366
8,083,733	FNMA, 3.500%, with various maturities from 2045 to 2048(a)(f)	8,318,166
5,399,528	FNMA, 4.000%, with various maturities from 2047 to 2049(a)(f)	5,596,619
3,321,163	FNMA, 4.500%, with various maturities from 2043 to 2047(a)(f)	3,538,717
1,150,000	FNMA (TBA), 2.500%, 8/01/2049(g)	1,140,297
842,000	FNMA (TBA), 3.000%, 8/01/2049(g)	848,496
6,718,000	FNMA (TBA), 4.000%, 7/01/2049(g)	6,943,289
1,899,770	GCAT LLC, Series 2018-1, Class A1, 3.844%, 6/25/2048, 144A(c)	1,910,528
3,900,000	General Motors Financial Co., Inc., 4.000%, 1/15/2025	3,958,617
315,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	360,744
1,082,889	GNMA, 1-month LIBOR + 1.783%, 4.292%, 5/20/2064(a)(b)	1,113,576
268,893	GNMA, 4.298%, 12/20/2061(a)(c)	270,029
89,235	GNMA, 4.466%, 6/20/2062(a)(c)	89,610
1,225,399	GNMA, 4.487%, with various maturities from 2063 to 2065(a)(c)(f)	1,264,826

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	United States – continued
$1,113,102	GNMA, 1-month LIBOR + 2.020%, 4.515%, 11/20/2064(a)(b)	$1,175,118
1,504,538	GNMA, 4.576%, 2/20/2065(a)(c)	1,624,219
1,351,396	GNMA, 1-month LIBOR + 2.143%, 4.637%, 11/20/2064(a)(b)	1,428,546
1,810,047	GNMA, 4.661%, 7/20/2064(a)(c)	1,955,183
1,582,621	GNMA, 4.662%, 7/20/2064(a)(c)	1,704,669
2,833,998	GNMA, 4.670%, 5/20/2064(a)(c)	3,030,913
2,114,220	GNMA, 1-month LIBOR + 2.315%, 4.809%, 10/20/2063(a)(b)	2,234,964
730,000	Gulfport Energy Corp., 6.000%, 10/15/2024	563,925
950,000	Gulfport Energy Corp., 6.375%, 1/15/2026	719,625
2,100,000	HCA, Inc., 5.000%, 3/15/2024	2,287,820
1,630,000	HCA, Inc., 5.250%, 4/15/2025	1,805,971
1,505,000	HCA, Inc., 5.250%, 6/15/2026	1,666,349
1,390,000	Hess Corp., 4.300%, 4/01/2027	1,441,818
510,000	Hess Corp., 5.800%, 4/01/2047	566,263
445,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026	433,024
1,180,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,121,140
95,000	Lennar Corp., 5.250%, 6/01/2026	101,175
408,414	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A(a)(c)	409,044
3,005,000	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1, 2.820%, 2/15/2068, 144A(a)	3,023,266
550,000	Newfield Exploration Co., 5.375%, 1/01/2026	602,674
1,678,190	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.000%, 6/25/2057, 144A(c)	1,675,077
996,413	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.000%, 7/25/2057, 144A(c)	996,921
2,587,297	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A1, 3.470%, 9/25/2022, 144A(c)	2,595,656
514,068	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A1, 3.470%, 11/25/2022, 144A(c)	515,208
850,000,000	Procter & Gamble Co. (The), 0.275%, 5/08/2020, (JPY)(a)	7,899,249
1,765,000	Prologis Euro Finance LLC, 1.875%, 1/05/2029, (EUR)(a)	2,201,639
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)(a)	4,979,193

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	United States – continued
$4,822,591	RCO V Mortgage LLC, Series 2018-1, Class A1, 4.000%, 5/25/2023, 144A(c)	$4,842,469
1,565,581	RCO V Mortgage LLC, Series 2019-1, Class A1, 3.721%, 5/24/2024, 144A(c)	1,576,611
1,585,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	1,600,405
2,815,403	SoFi Consumer Loan Program Trust, Series 2019-2, Class A, 3.010%, 4/25/2028, 144A(a)	2,833,566
3,535,000	SoFi Consumer Loan Program Trust, Series 2019-3, Class A, 2.900%, 5/25/2028, 144A	3,553,303
2,442,896	Spirit Airlines Pass Through Certificates, Series 2015-1, Class B, 4.450%, 10/01/2025(a)	2,521,508
4,140,532	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200%, 5/27/2036, 144A	4,188,025
3,647,000	Stanwich Mortgage Loan Trust, Series 2018-NPB1, Class A1, 4.016%, 5/16/2023, 144A(c)	3,662,837
3,235,000	Synchrony Card Funding LLC, Series 2019-A1, Class A, 2.950%, 3/15/2025(a)	3,304,902
1,225,000	Towd Point HE Trust, Series 2019-HE1, Class A1, 1-month LIBOR + 0.900%, 3.341%, 4/25/2048, 144A(b)(d)	1,221,080
1,006,425	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	1,022,779
1,346,625	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	1,387,024
5,040,000	U.S. Treasury Bond, 2.875%, 5/15/2043(a)(h)	5,390,438
16,830,096	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(a)(i)	16,698,096
8,295,000	U.S. Treasury Note, 1.250%, 8/31/2019	8,280,760
1,000,000	U.S. Treasury Note, 2.250%, 11/15/2025	1,024,102
950,000	U.S. Treasury Note, 2.375%, 5/15/2029	981,729
21,570,000	U.S. Treasury Note, 2.500%, 12/31/2020	21,778,959
2,000,000	U.S. Treasury Note, 2.625%, 12/31/2023(a)	2,075,313
14,060,000	U.S. Treasury Note, 2.875%, 8/15/2028	15,109,008
989,045	United Airlines Pass Through Trust, Series 2013-1, Class B, 5.375%, 2/15/2023	1,023,352
1,170,370	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	1,171,127
1,424,948	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	1,428,083
1,216,135	VOLT LXVIII LLC, Series 2018-NPL4, Class A1A, 4.336%, 7/27/2048, 144A(c)	1,225,883
1,068,854	VOLT LXXI LLC, Series 2018-NPL7, Class A1A, 3.967%, 9/25/2048, 144A(c)	1,077,065
2,605,733	VOLT LXXII LLC, Series 2018-NPL8, Class A1A, 4.213%, 10/26/2048, 144A(c)	2,622,091
570,000,000	Walmart, Inc., 0.183%, 7/15/2022, (JPY)(a)	5,309,641

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	United States – continued
$1,290,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	$1,299,675
880,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	878,134
230,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	221,806
940,000	Zimmer Biomet Holdings, Inc., 2.425%, 12/13/2026, (EUR)	1,162,978

		329,680,623

	Total Bonds and Notes (Identified Cost $793,358,613)	816,476,632

Short-Term Investments – 1.4%
4,042,964	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $4,043,469 on 7/01/2019 collateralized by $3,980,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $4,127,507 including accrued interest(j)	4,042,964
7,930,000	U.S. Treasury Bills, 2.352%, 8/29/2019(k)	7,902,708

	Total Short-Term Investments (Identified Cost $11,942,403)	11,945,672

	Total Investments – 98.9% (Identified Cost $805,301,016)	828,422,304
	Other assets less liabilities – 1.1%	9,492,239

	Net Assets – 100.0%	$837,914,543

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents principal amount including inflation adjustments.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(b)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(c)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2019 is disclosed.

(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Fair valued by the Fund’s adviser. At June 30, 2019, the value of this security amounted to $1,884,999 or 0.2% of net assets.
(f)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Treasury Inflation Protected Security (TIPS).
(j)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2019, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $144,914,782 or 17.3% of net assets.

ABS	Asset-Backed Securities
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Citibank N.A.	9/18/2019	ZAR	S	72,730,000	$4,870,810	$5,113,921	$(243,111)
Credit Suisse International	9/18/2019	AUD	S	13,545,000	9,444,143	9,531,465	(87,322)
Credit Suisse International	9/18/2019	CHF	B	4,540,000	4,640,751	4,683,246	42,495
Credit Suisse International	9/18/2019	JPY	B	4,081,255,000	38,003,520	38,069,048	65,528
Credit Suisse International	9/18/2019	JPY	S	1,268,955,000	11,887,222	11,836,533	50,689
Credit Suisse International	9/18/2019	KRW	B	12,932,574,000	10,946,821	11,227,117	280,296

Total							$108,575

At June 30, 2019, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	9/18/2019	SEK	3,770,000	EUR	354,503	$405,570	$(2,650)
Credit Suisse International	9/18/2019	IDR	21,947,060,000	JPY	163,369,510	1,523,875	(16,081)
Morgan Stanley Capital Services, Inc.	9/18/2019	GBP	4,265,000	EUR	4,781,159	5,469,894	34,774

Total							$16,043

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/30/2019	210	$44,942,026	$45,187,734	$245,708
5 Year U.S. Treasury Note	9/30/2019	351	41,428,611	41,472,844	44,233
10 Year U.S. Treasury Note	9/19/2019	126	16,112,465	16,124,062	11,597
Ultra Long U.S. Treasury Bond	9/19/2019	129	22,662,202	22,905,562	243,360

Total					$544,898

At June 30, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	9/19/2019	147	$22,374,059	$22,872,281	$(498,222)
German Euro Bund	9/06/2019	91	17,694,274	17,874,464	(180,190)
Ultra 10 Year U.S. Treasury Note	9/19/2019	187	25,795,240	25,829,375	(34,135)

Total					$(712,547)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
United States	$—	$326,574,544	$3,106,079	(a)	$329,680,623
All Other Bonds and Notes*	—	486,796,009	—		486,796,009

Total Bonds and Notes	—	813,370,553	3,106,079		816,476,632

Short-Term Investments	—	11,945,672	—		11,945,672

Total Investments	—	825,316,225	3,106,079		828,422,304

Forward Foreign Currency Contracts (unrealized appreciation)	—	473,782	—		473,782
Futures Contracts (unrealized appreciation)	544,898	—	—		544,898

Total	$544,898	$825,790,007	$3,106,079		$829,440,984

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(349,164)	$—		$(349,164)
Futures Contracts (unrealized depreciation)	(712,547)	—	—		(712,547)

Total	$(712,547)	$(349,164)	$—		$(1,061,711)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser ($1,884,999) or valued using broker-dealer bid prices ($1,221,080).

For the period ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or June 30, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019
Bonds and Notes
United States	$—	$—	$—	$(25)	$3,106,104	$—	$—	$—	$3,106,079	$(25)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2019, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended June 30, 2019, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2019:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$473,782	$—
Exchange-traded asset derivatives
Interest rate contracts	—	544,898

Total asset derivatives	$473,782	$544,898

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(349,164)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(712,547)

Total liability derivatives	$(349,164)	$(712,547)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2019, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
BNP Paribas S.A	$(2,650)	$—
Citibank N.A.	(243,111)	220,000

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2019:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$6,341,438	$5,682,430

Net loss amount reflects cash received as collateral for the Fund of $460,000.

Industry Summary at June 30, 2019 (Unaudited)

Treasuries	44.3%
Mortgage Related	7.5
Banking	7.2
ABS Home Equity	4.7
Local Authorities	3.3
Healthcare	3.0
Supranational	2.7
ABS Other	2.1
Other Investments, less than 2% each	22.7
Short-Term Investments	1.4

Total Investments	98.9
Other assets less liabilities (including forward foreign currency and futures contracts)	1.1

Net Assets	100.0%

Currency Exposure Summary at June 30, 2019 (Unaudited)

United States Dollar	44.8%
Euro	20.3
Japanese Yen	14.5
British Pound	5.2
Canadian Dollar	2.7
Australian Dollar	2.4
Other, less than 2% each (including forward foreign currency and futures contracts)	9.0

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%